Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Based on Fair Value Measurement (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Liabilities:
Representative warrant liabilities	$ 21,200
Quoted prices in active markets for identical liabilities (Level 1) [Member]
Liabilities:
Representative warrant liabilities
Significant other observable inputs (Level 2) [Member]
Liabilities:
Representative warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Liabilities:
Representative warrant liabilities	$ 21,200	$ 62,222